Acquisitions/Divestitures (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended	1 Months Ended
	Jun. 30, 2011 Divestitures	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2010 Dassault Systems	Mar. 31, 2009 Geodis
Acquisitions/Divestitures
Number of divestitures	2
Divestitures:
Proceeds from divestiture		$ 14	$ 55	$ 400	$ 459	$ 365
Gain (loss) on divestiture					$ 591	$ 298